Loans, financing, debentures and derivative financial instruments - Summary of Appropriated Profit or Loss in The Future (Detail) R$ in Thousands	Dec. 31, 2023 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	R$ 84,516
Up to 1 year
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	18,583
1 to 2 years
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	17,685
2 to 3 years
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	17,336
3 to 4 years
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	13,624
4 to 5 years
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	8,277
More than 5 years
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	R$ 9,011